Shareholder Report, Line Graph (Details) LMF6700_Western Asset SMASh Series TF Fund_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Western Asset SMASh Series TF Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Western Asset SMASh Series TF Fund
Accumulated Value	$ 12,757	$ 12,309	$ 11,505	$ 12,199	$ 12,128	$ 11,998	$ 10,855	$ 10,485	$ 10,083	$ 10,000	$ 13,290
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,112	$ 11,764	$ 11,159	$ 11,759	$ 11,837	$ 11,713	$ 10,701	$ 10,276	$ 10,025	$ 10,000	$ 12,713